Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Changes in Operating Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (11,283,812)	$ (5,103,348)
Prepaid expenses	(1,249,255)	(2,895,616)
Inventories	(23,096,133)	(4,737,264)
Trade and other payables	15,691,747	5,165,884
Deferred revenues	693,734	14,539
Provisions	950,852	(1,226,873)
Changes in operating assets and liabilities	$ (18,292,867)	$ (8,782,678)